Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment
Schedule of property, plant and equipment

	Assets under construction	Office and other equipment	Right of use assets	Total
2021	€’000	€’000	€’000	€’000
Cost
At January 1, 2021	6	—	—	6
Additions during the year	17,155	185	1,111	18,451
At December 31, 2021	17,161	185	1,111	18,457

Depreciation
At January 1, 2021	—	—	—	—
Charge for year	—	(28)	(318)	(346)
At December 31, 2021	—	(28)	(318)	(346)

Net book values
At December 31, 2021	17,161	157	793	18,111
At December 31, 2020	6	—	—	6